Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Revenue - Disaggregated Revenue (Table)

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2022	2021	2020
COA/Voyage revenues	$77,798	$77,485	$53,649
Time chartering revenues non-lease component	31,995	17,224	24,765
Dry port terminal revenues	96,311	78,740	73,112
Storage fees (dry port) revenues	2,233	1,518	3,364
Dockage revenues	6,596	3,876	3,948
Sale of products revenues-liquid port terminal	5,183	13,776	17,272
Liquid port terminal revenues	7,010	5,734	4,606
Other dry port terminal revenue	1,146	901	381
Turnover tax-non lease component	(673)	(361)	(375)
Revenue from contracts with customers	$227,599	$198,893	$180,722

Time chartering revenues lease component	$27,125	$24,222	$34,827
Turnover tax-lease component	(570)	(507)	(526)
Total revenue	$254,154	$222,608	$215,023

Set out below, is the reconciliation of the revenue from contracts with customers with the amounts disclosed in the segment information (Note 3):

	For the year ended December 31, 2022
	Port Terminal Business	Cabotage Business	Barge Business	Total
COA/Voyage revenues	$—	$1,935	$75,863	$77,798
Time chartering revenues non-lease component	—	27,761	4,234	31,995
Dry port terminal revenues	96,311	—	—	96,311
Storage fees (dry port) revenues	2,233	—	—	2,233
Dockage revenues	6,596	—	—	6,596
Sale of products revenues-liquid port terminal	5,183	—	—	5,183
Liquid port terminal revenues	7,010	—	—	7,010
Other dry port terminal revenue	1,146	—	—	1,146
Turnover tax-non lease component	—	(563)	(110)	(673)
Revenue from contracts with customers	$118,479	$29,133	$79,987	$227,599
Time chartering revenues lease component	—	23,535	3,590	27,125
Turnover tax-lease component	—	(476)	(94)	(570)
Total revenue	$118,479	$52,192	$83,483	$254,154

	For the year ended December 31, 2021
	Port Terminal Business	Cabotage Business	Barge Business	Total
COA/Voyage revenues	$—	$2,804	$74,681	$77,485
Time chartering revenues non-lease component	—	13,604	3,620	17,224
Dry port terminal revenues	78,740	—	—	78,740
Storage fees (dry port) revenues	1,518	—	—	1,518
Dockage revenues	3,876	—	—	3,876
Sale of products revenues-liquid port terminal	13,776	—	—	13,776
Liquid port terminal revenues	5,734	—	—	5,734
Other dry port terminal revenue	901	—	—	901
Turnover tax-non lease component	—	(261)	(100)	(361)
Revenue from contracts with customers	$104,545	$16,147	$78,201	$198,893
Time chartering revenues lease component	—	19,129	5,093	24,222
Turnover tax-lease component	—	(367)	(140)	(507)
Total revenue	$104,545	$34,909	$83,154	$222,608

	For the year ended December 31, 2020
	Port Terminal Business	Cabotage Business	Barge Business	Total
COA/Voyage revenues	$—	$2,721	$50,928	$53,649
Time chartering revenues non-lease component	—	18,021	6,744	24,765
Dry port terminal revenues	73,112	—	—	73,112
Storage fees (dry port) revenues	3,364	—	—	3,364
Dockage revenues	3,948	—	—	3,948
Sale of products revenues-liquid port terminal	17,272	—	—	17,272
Liquid port terminal revenues	4,606	—	—	4,606
Other dry port terminal revenue	381	—	—	381
Turnover tax-non lease component	—	(345)	(30)	(375)
Revenue from contracts with customers	$102,683	$20,397	$57,642	$180,722
Time chartering revenues lease component	—	25,342	9,485	34,827
Turnover tax-lease component	—	(485)	(41)	(526)
Total revenue	$102,683	$45,254	$67,086	$215,023

Revenue - Contract Balances (Table)
	December 31, 2022	December 31, 2021
Trade receivable from contract with customers (Note 14)	$45,962	$44,026
Contract assets (Note 2(g))	$532	$418
Contract liabilities (Note 2(g))	$4,413	$1,473

Revenue - Performance Obligations (Table)
Amount
2023	$104,676
2024	96,692
2025	82,664
2026	65,135
2027	58,573
2028 and thereafter	572,574
Total	$980,314